Cover	Nov. 03, 2026	Aug. 04, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 03, 2026
Entity Registrant Name	Angi Inc.
Entity File Number	001-38220
Entity Tax Identification Number	82-1204801
Entity Address, Address Line One	3601 Walnut Street,
Entity Address, Address Line Two	Suite 700
Entity Address, Postal Zip Code	80205
Entity Address, State or Province	CO
Entity Address, City or Town	Denver,
City Area Code	303
Local Phone Number	963-7200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, par value $0.001
Trading Symbol	ANGI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company		false
Entity Central Index Key	0001705110
Amendment Flag	false
Entity Incorporation, State or Country Code	DE